NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
NET INCOME PER SHARE
Net income attributable to HiSoft Technology International Limited shareholders (numerator) (in dollars)	$ 12,441	$ 6,691
Weighted average shares outstanding used in computing net income per share - basic (denominator)	575,202,866	582,100,664
Weighted average shares outstanding used in computing net income per share - diluted (denominator)	601,326,836	600,198,284
Net income per share attributable to HiSoft Technology International Limited shareholders - basic (in dollars per share)	$ 0.02	$ 0.01
Net income per share attributable to HiSoft Technology International Limited shareholders - diluted (in dollars per share)	$ 0.02	$ 0.01